Related parties (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2019		2018		2017
Research and development services received	Rs.	97	Rs.	98	Rs.	114
Research and development services provided		103		100		-
Contributions towards social development		220		238		318
Catering services		270		178		-
Hotel expenses		26		49		44
Lease rentals paid under cancellable operating leases		35		35		39
Civil works		106		-		-
Sale of goods		23		-		-
Salaries to relatives of Key Management Personnel		5		1		-
Others		1		-		-

Schedule of outstanding balances for related party transactions [Table Text Block]
The Company had the following amounts due from related parties:

	As at March 31,
	2019		2018
Key management personnel and close members of their families	Rs.	8	Rs.	8
Other related parties		106		148

The Company had the following amounts due to related parties:

	As at March 31,
	2019		2018
Due to related parties	Rs.	80	Rs.	14

Disclosure Of Compensation Paid Or Payable To Key Management Personnel [Table Text Block]
The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2019		2018		2017
Salaries and other benefits	Rs.	668	Rs.	458	Rs.	380
Contributions to defined contribution plans		35		38		28
Commission to directors		243		153		180
Share-based payments expense		99		114		75
Total	Rs.	1,045	Rs.	763	Rs.	663